Condensed Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statement of Operations [Abstract]
REVENUES	$ 295,452	$ 47,500	$ 29,000	$ 120,000
COST OF REVENUE	139,468
GROSS PROFIT	155,984	47,500
OPERATING EXPENSES	1,263,490	176,594	290,901	217,177
OPERATING LOSS	(1,107,506)	(129,094)	(261,901)	(97,177)
OTHER INCOME (EXPENSE)
Interest expense	(264,444)	(7,920)	(17,110)	(34,348)
Loss on equity method investment		(99,038)	(125,890)	(63,736)
Loss on acquisition of El Toro	(736,586)
Other income	31,864
Total other income (expense)	(969,166)	(106,958)	(143,000)	(98,084)
NET LOSS	$ (2,076,672)	$ (236,052)	$ (404,901)	$ (195,261)